Note 13 - Employee Benefit Plans (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Note 13 - Employee Benefit Plans (Details) - Stock Option Activity [Line Items]
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.38	$ 16.09		$ 16.14
Options exercisable as of December 31, 2013 (in Dollars per share)	$ 18.23
Granted	0	0
Granted weighted average exercise price (in Dollars per share)	$ 0
Exercised weighted average exercise price (in Dollars per share)	$ 5.23	$ 6.18	$ 0
Forfeited weighted average exercise price (in Dollars per share)	$ 15.86	$ 6.18	$ 17.51
Balance outstanding	289,100
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.54	$ 16.38	$ 16.09	$ 16.14
Incentive Stock Options [Member]
Note 13 - Employee Benefit Plans (Details) - Stock Option Activity [Line Items]
Balance outstanding	174,500	184,500		194,750
Options exercisable as of December 31, 2013	147,300
Granted	0
Exercised	(1,800)	(2,003)	0
Forfeited	(4,600)	(7,997)	(10,250)
Balance outstanding	168,100	174,500	184,500	194,750
Non-Incentive Stock Options [Member]
Note 13 - Employee Benefit Plans (Details) - Stock Option Activity [Line Items]
Balance outstanding	167,000	167,000		170,829
Options exercisable as of December 31, 2013	104,250
Granted	0
Exercised	0	0	0
Forfeited	(46,000)		(3,829)
Balance outstanding	121,000	167,000	167,000	170,829